Net Loss Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2017 $ / shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Numerator :
Net loss from continuing operations	¥ (75,088)		¥ (75,694)		¥ (81,508)
Net loss from discontinued operations	(3,612)		(14,977)		(5,060)
Total net loss	(78,700)	$ (11,445)	(90,671)		(86,568)
Net loss from continuing operations	(75,088)		(75,694)		(81,508)
Less: Accretions to pre-IPO preferred shares redemption value	(35,066)	$ (5,100)	(20,945)		(16,905)
Net loss attributable to TuanChe Limited's shareholders from continuing operations	(110,154)		(96,639)		(98,413)
Net loss attributable to TuanChe Limited's shareholders from discontinued operations	¥ (3,612)		¥ (14,977)		¥ (5,060)
Denominator:
Weighted average number of ordinary shares outstanding, basic | shares	121,938,427	121,938,427	94,870,580		89,423,362
Weighted average number of ordinary shares outstanding, diluted | shares	121,938,427	121,938,427	94,870,580		89,423,362
Basic net loss per share attributable to TuanChe Limited's shareholders from continuing operations | (per share)	¥ (0.90)	$ (0.13)	¥ (1.02)	$ (1.02)	¥ (1.10)
Diluted net loss per share attributable to TuanChe Limited's shareholders from continuing operations | (per share)	(0.90)	(0.13)	(1.02)	(1.02)	(1.10)
Basic net loss per share attributable to TuanChe Limited's shareholders from discontinued operations | (per share)	(0.03)	(0.004)	(0.16)	(0.16)	(0.06)
Diluted net loss per share attributable to TuanChe Limited's shareholders from discontinued operations | (per share)	¥ (0.03)	$ (0.004)	¥ (0.16)	$ (0.16)	¥ (0.06)